Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RevenueLineItems [Line Items]
Total Revenue	$ 1,566,631	$ 438,292
Digital Asset Mining Revenue [Member]
RevenueLineItems [Line Items]
Total Revenue	128,842	232,510
Provision of GPU Infrastructure services [Member]
RevenueLineItems [Line Items]
Total Revenue	1,436,420	205,043
Other Revenue [Member]
RevenueLineItems [Line Items]
Total Revenue	$ 1,369	$ 739